General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of general and administrative expenses
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	122	112	109
Expenses relating to options and shares to employees and non-employees	51	5	22
Patents and fees	150	135	121
Directors’ fees	109	132	140
Investor relations and travel	4	27	24
Rent and office maintenance	42	13	18
Insurance	151	106	48
Professional services	266	262	255
Other	15	15	18

	910	807	755